Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Other Receivables And Prepaid Expenses	OTHER RECEIVABLES AND PREPAID EXPENSES
The following table presents the components of other receivables and prepaid expenses as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
Cost to obtain	$26,742	$29,998
Prepaid IT support services	9,554	8,984
Prepaid Insurance	5,589	4,489
Other prepaid expenses	90,240	50,348
Government institutions	87,203	100,141
Derivative instruments	47,187	55,048
Right to use land and buildings	2,328	6,225
Other	29,855	23,995
Total	$298,698	$279,228